Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Estimated Useful Life
Leasehold improvements	Shorter of 2 years or the remaining lease term
Computer equipment	4 years
Furniture and fixtures	4 years
Motor Vehicles	5 years
Their estimated useful lives of intangible assets are as follows:
Estimated Useful Life
Software	5 – 8 years